Financial - risk management objectives and policies - Aging of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	$ 870,915	$ 964,869
Less than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	496,006	349,607
Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	145,086	375,399
More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	144,640	207,391
Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	85,183	32,472
Bank loans [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	55,486	95,613
Bank loans [Member] | Less than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	55,486	95,613
Bank loans [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	0	0
Bank loans [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	0	0
Bank loans [Member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	0	0
Trade and other payables [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	152,686	177,450
Trade and other payables [Member] | Less than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	152,070	176,811
Trade and other payables [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	616	639
Trade and other payables [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	0	0
Trade and other payables [Member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	0	0
Financial Obligation Capital [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	567,398	588,030
Financial Obligation Capital [Member] | Less than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	262,088	46,166
Financial Obligation Capital [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	131,588	346,401
Financial Obligation Capital [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	125,154	195,463
Financial Obligation Capital [Member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	48,568	0
Financial Obligation Interest [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	47,151	65,400
Financial Obligation Interest [Member] | Less than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	22,597	31,017
Financial Obligation Interest [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	11,225	28,359
Financial Obligation Interest [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	11,880	6,024
Financial Obligation Interest [Member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	1,449	0
Lease Capital [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	7,503
Lease Capital [Member] | Less than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	3,692
Lease Capital [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	1,514
Lease Capital [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	2,297
Lease Capital [Member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	0
Lease Interest [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	620
Lease Interest [Member] | Less than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	73
Lease Interest [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	143
Lease Interest [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	404
Lease Interest [Member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	0
Contingent consideration liability [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	40,071	38,376
Contingent consideration liability [Member] | Less than one year [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	0	0
Contingent consideration liability [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	0	0
Contingent consideration liability [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	4,905	5,904
Contingent consideration liability [Member] | Later ThanTwo Year And Not LaterThan Five Year Member [Member]
Disclosure of financial risk management objectives and policies [line items]
Financial liabilities, undiscounted contractual payments	$ 35,166	$ 32,472